Commitments and Contingencies - Schedule of Company's Restricted Assets (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Apr. 01, 2022	Sep. 30, 2021	Dec. 20, 2017
Fair Value, Separate Account Investment [Line Items]
Restricted Assets		$ 471.3	$ 539.8
Restricted assets, excluding illiquid assets		3,996.1	4,530.8
Other investments, at fair value (2)	[1]	221.3	151.3
Total restricted assets		$ 4,217.4	$ 4,682.1
Total as percent of investable assets		59.40%	59.70%
Securities and cash as collateral secured letters of credit		$ 471.3	$ 539.8
Affiliated transactions
Fair Value, Separate Account Investment [Line Items]
Restricted Assets		707.1	891.3
Third party
Fair Value, Separate Account Investment [Line Items]
Restricted Assets		2,817.7	3,099.7
Limited Partner | Real estate fund
Fair Value, Separate Account Investment [Line Items]
Restricted Assets				$ 10.0	$ 20.0	$ 100.0
Other investments, at fair value (2)		$ 221.3	$ 151.3

[1]	Other investments includes related party investments of $25.3 million in Apollo Real Estate Fund and $12.7 million in Apollo Origination Partnership. (3) Cash and cash equivalents includes restricted cash of $232.1 million (2021 — $364.9 million) which are held in trusts.